UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08759
Laudus Institutional Trust
(Exact name of registrant as specified in charter)
211 Main St, San Francisco, California 94105
(Address of principal executive offices)          (Zip code)
Marie Chandoha
Laudus Institutional Trust
211 Main St, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

Laudus Institutional Trust
Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings as of June 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

92.6%		Common Stock	282,901,809	283,898,591
6.1%		Preferred Stock	25,054,169	18,663,066
8.8%		Other Investment Company	26,884,316	26,884,316

107.5%		Total Investments	334,840,294	329,445,973
(7	.5)%	Other Assets and Liabilities, Net		(22,902,492)

100.0%		Net Assets		306,543,481

	Number	Value
Security	of Shares	($)

Common Stock 92.6% of net assets

Brazil 7.7%

Banks 0.1%
Itausa - Investimentos Itau S.A. *	44,739	168,422

Energy 0.1%
Petroleo Brasileiro S.A. ADR	8,200	120,212

Materials 0.6%
Vale S.A. ADR	137,000	1,801,550

Software & Services 1.9%
Cielo S.A.	234,800	5,892,755

Transportation 3.1%
CCR S.A.	681,100	5,402,770
EcoRodovias Infraestrutura e Logistica S.A.	600,200	4,212,307

Utilities 1.9%
CPFL Energia S.A. ADR	324,500	5,935,105

		23,533,121

Chile 2.5%

Utilities 2.5%
Enersis S.A. ADR	473,000	7,738,280

China 15.2%

Capital Goods 1.5%
Beijing Enterprises Holdings Ltd.	624,000	4,494,590

Energy 1.3%
China Shenhua Energy Co., Ltd., Class H	1,507,500	3,832,179

Health Care Equipment & Services 2.5%
Mindray Medical International Ltd. ADR	207,700	7,778,365

Household & Personal Products 2.3%
Hengan International Group Co., Ltd.	656,000	7,127,504

Retailing 2.0%
Belle International Holdings Ltd.	4,471,456	6,112,831

Telecommunication Services 4.1%
China Mobile Ltd.	1,222,500	12,661,252

Utilities 1.5%
China Resources Power Holdings Co., Ltd.	1,966,000	4,697,436

		46,704,157

Hong Kong 2.7%

Consumer Services 2.7%
Sands China Ltd.	1,746,400	8,161,046

India 8.2%

Automobiles & Components 0.9%
Tata Motors Ltd.	572,401	2,687,772

Banks 3.8%
Axis Bank Ltd.	222,229	4,930,184
Housing Development Finance Corp., Ltd.	452,637	6,663,631

		11,593,815

Capital Goods 2.0%
Larsen & Toubro Ltd.	269,454	6,359,282

Diversified Financials 1.5%
Rural Electrification Corp., Ltd.	1,356,561	4,564,341

		25,205,210

Indonesia 8.9%

Automobiles & Components 1.6%
PT Astra International Tbk	6,933,000	4,873,794

Banks 5.2%
PT Bank Mandiri (Persero) Tbk	7,847,000	7,077,492
PT Bank Rakyat Indonesia (Persero) Tbk	11,401,500	8,852,116

		15,929,608

Utilities 2.1%
PT Perusahaan Gas Negara (Persero) Tbk	11,118,000	6,427,207

		27,230,609

Kazakhstan 1.2%

Energy 1.2%
KazMunaiGas Exploration Production GDR	237,054	3,579,515

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Malaysia 0.4%

Diversified Financials 0.4%
Ammb Holdings Bhd	463,400	1,074,215

Mexico 9.8%

Banks 2.7%
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B ADR *	580,400	8,247,484

Materials 2.3%
Grupo Mexico S.A.B. de C.V., Series B	2,404,142	6,954,088

Real Estate 2.9%
Fibra Uno Administracion S.A. de C.V.	2,710,000	9,053,934

Telecommunication Services 1.9%
America Movil S.A.B. de C.V., Series L ADR	268,500	5,839,875

		30,095,381

Peru 2.9%

Banks 2.9%
Credicorp Ltd.	70,295	8,994,948

Philippines 2.5%

Telecommunication Services 2.5%
Philippine Long Distance Telephone Co. ADR	114,600	7,776,756

Republic of Korea 6.9%

Automobiles & Components 3.6%
Hyundai Mobis	46,314	11,026,094

Semiconductors & Semiconductor Equipment 3.3%
Samsung Electronics Co., Ltd.	8,590	10,040,196

		21,066,290

Russia 3.8%

Banks 2.0%
Sberbank of Russia ADR	537,794	6,173,875

Energy 1.8%
Gazprom OAO ADR	840,829	5,524,247

		11,698,122

South Africa 2.6%

Food, Beverage & Tobacco 2.6%
SABMiller plc	161,304	7,814,793

Taiwan 3.3%

Semiconductors & Semiconductor Equipment 3.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,807,224	10,162,415

Thailand 4.6%

Banks 1.5%
Kasikornbank PCL NVDR	770,000	4,701,057

Energy 3.1%
PTT PCL	874,700	9,447,832

		14,148,889

Turkey 6.4%

Banks 1.4%
Turkiye Garanti Bankasi A/S	972,510	4,239,158

Energy 2.3%
Tupras-Turkiye Petrol Rafinerileri A/S	296,609	7,242,622

Telecommunication Services 2.7%
Turk Telekomunikasyon A/S	2,117,897	8,196,976

		19,678,756

United States 3.0%

Consumer Services 3.0%
Yum! Brands, Inc.	133,200	9,236,088

Total Common Stock
(Cost $282,901,809)		283,898,591

Preferred Stock 6.1% of net assets

Brazil 6.1%

Banks 1.4%
Itausa - Investimentos Itau S.A.	1,126,617	4,185,652

Energy 1.6%
Petroleo Brasileiro S.A.	692,700	5,022,917

Food, Beverage & Tobacco 1.6%
Companhia de Bebidas das Americas ADR	128,700	4,806,945

Materials 1.5%
Vale S.A. ADR	382,200	4,647,552

Total Preferred Stock
(Cost $25,054,169)		18,663,066

Other Investment Company 8.8% of net assets

United States 8.8%
State Street Institutional U.S. Government Money Market Fund 0.00% (a)	26,884,316	26,884,316

Total Other Investment Company
(Cost $26,884,316)		26,884,316

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $338,031,254 and the unrealized appreciation and depreciation

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

were $15,341,840 and ($23,927,121), respectively, with a net unrealized depreciation of ($8,585,281).

At 06/30/13, the values of certain foreign securities held by the fund aggregating $164,020,183 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$102,652,211	$—	$—	$102,652,211
China[1]	7,778,365	—	—	7,778,365
Capital Goods	—	4,494,590	—	4,494,590
Energy	—	3,832,179	—	3,832,179
Household & Personal Products	—	7,127,504	—	7,127,504
Retailing	—	6,112,831	—	6,112,831
Telecommunication Services	—	12,661,252	—	12,661,252
Utilities	—	4,697,436	—	4,697,436
Hong Kong[1]	—	8,161,046	—	8,161,046
India[1]	—	25,205,210	—	25,205,210
Indonesia[1]	—	27,230,609	—	27,230,609
Malaysia[1]	—	1,074,215	—	1,074,215
Republic of Korea[1]	—	21,066,290	—	21,066,290
South Africa[1]	—	7,814,793	—	7,814,793
Taiwan[1]	—	10,162,415	—	10,162,415
Thailand[1]	9,447,832	—	—	9,447,832
Banks	—	4,701,057	—	4,701,057
Turkey[1]	—	19,678,756	—	19,678,756
Preferred Stock[1]	18,663,066	—	—	18,663,066
Other Investment Company[1]	26,884,316	—	—	26,884,316

Total	$165,425,790	$164,020,183	$—	$329,445,973

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013.

REG60670JUN13-00

Laudus Institutional Trust
Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings as of June 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.2%	Common Stock	18,882,379	20,351,165
0.8%	Other Investment Company	158,965	158,965

99.0%	Total Investments	19,041,344	20,510,130
1.0%	Other Assets and Liabilities, Net		207,642

100.0%	Net Assets		20,717,772

	Number	Value
Security	of Shares	($)

Common Stock 98.2% of net assets

Australia 3.5%

Insurance 3.5%
AMP Ltd.	67,507	261,077
QBE Insurance Group Ltd.	32,950	456,209

		717,286

China 0.5%

Telecommunication Services 0.5%
China Mobile Ltd.	10,500	108,747

France 14.1%

Banks 0.7%
Societe Generale S.A.	4,301	148,021

Capital Goods 2.9%
Compagnie de Saint-Gobain	14,779	598,851

Energy 2.7%
Total S.A.	11,444	558,961

Food & Staples Retailing 2.2%
Carrefour S.A.	16,744	459,902

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Sanofi	6,556	677,763

Telecommunication Services 2.3%
France Telecom S.A.	50,857	481,585

		2,925,083

Germany 6.8%

Automobiles & Components 1.8%
Daimler AG - Reg’d	6,114	369,095

Telecommunication Services 3.3%
Deutsche Telekom AG - Reg’d	59,718	695,747

Utilities 1.7%
RWE AG	10,791	343,996

		1,408,838

Israel 3.5%

Pharmaceuticals, Biotechnology & Life Sciences 3.5%
Teva Pharmaceutical Industries Ltd. ADR	18,400	721,280

Italy 2.3%

Energy 2.3%
Eni S.p.A.	22,798	467,905

Japan 19.3%

Automobiles & Components 2.5%
Toyota Motor Corp.	8,700	524,765

Food & Staples Retailing 2.5%
Seven & I Holdings Co., Ltd.	14,300	523,713

Household & Personal Products 3.4%
Kao Corp.	20,300	691,043

Insurance 2.9%
Tokio Marine Holdings, Inc.	18,900	596,389

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Takeda Pharmaceutical Co., Ltd.	14,800	667,391

Semiconductors & Semiconductor Equipment 1.5%
Tokyo Electron Ltd.	6,200	313,469

Technology Hardware & Equipment 3.3%
Canon, Inc.	20,900	684,961

		4,001,731

Netherlands 5.3%

Food & Staples Retailing 3.1%
Koninklijke Ahold N.V.	42,911	638,213

Media 2.2%
Reed Elsevier N.V.	27,177	452,619

		1,090,832

Singapore 3.4%

Banks 2.0%
United Overseas Bank Ltd.	26,442	412,921

Telecommunication Services 1.4%
Singapore Telecommunications Ltd.	97,000	287,296

		700,217

 1

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Spain 6.9%

Banks 1.6%
Banco Santander S.A.	51,389	328,851

Telecommunication Services 2.5%
Telefonica S.A. *	40,375	519,440

Utilities 2.8%
Iberdrola S.A.	111,805	590,845

		1,439,136

Switzerland 9.9%

Capital Goods 3.4%
ABB Ltd. - Reg’d *	32,057	694,417

Insurance 3.0%
Zurich Insurance Group AG *	2,407	623,916

Pharmaceuticals, Biotechnology & Life Sciences 3.5%
Novartis AG - Reg’d	10,309	730,192

		2,048,525

Taiwan 1.9%

Semiconductors & Semiconductor Equipment 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	110,839	401,248

United Kingdom 20.8%

Energy 5.6%
BP plc	84,490	586,356
Royal Dutch Shell plc, Class A	18,278	584,052

		1,170,408

Food & Staples Retailing 3.0%
Tesco plc	124,559	627,256

Food, Beverage & Tobacco 3.3%
Unilever plc	16,776	679,129

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
GlaxoSmithKline plc	26,575	664,275

Telecommunication Services 2.5%
Vodafone Group plc	181,162	519,151

Utilities 3.2%
National Grid plc	58,234	660,118

		4,320,337

Total Common Stock
(Cost $18,882,379)		20,351,165

Other Investment Company 0.8% of net assets

United States 0.8%
State Street Institutional U.S. Government Money Market Fund 0.00% (a)	158,965	158,965

Total Other Investment Company
(Cost $158,965)		158,965

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $19,306,750 and the unrealized appreciation and depreciation were $2,656,045 and ($1,452,665), respectively, with a net unrealized appreciation of $1,203,380.

At 06/30/13, the values of certain foreign securities held by the fund aggregating $19,629,885 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
Reg’d —	Registered

AUD —	Australian dollar
USD —	U.S. dollar

In addition to the above, the fund held the following at 06/30/13:

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
		to be	to be	to be	to be	Gains
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contract

07/31/2013	State Street Bank London	USD	554,407	AUD	607,500	66,118

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Forward foreign currency exchange contracts: Forwards are valued at a value based on that day’s forward exchange rates.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

 3

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$19,629,885	$—	$19,629,885
Israel[1]	721,280	—	—	721,280
Other Investment Company[1]	158,965	—	—	158,965

Total	$880,245	$19,629,885	$—	$20,510,130

Other Financial Instruments
Forward Foreign Currency Exchange Contract[2]	$66,118	$—	$—	$66,118

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contract is not included in Investments and is valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013.

The fund invested in a forward foreign currency exchange contract (“forward”) during the period ended June 30, 2013. The fund invested in a forward to hedge part of the fund’s exposure to currencies that were deemed to be overvalued by the sub-adviser.

REG60672JUN13-00

4

Item 2. Controls and Procedures.
(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Laudus Institutional Trust

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer

Date: August 12, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer

Date: August 12, 2013

By:	/s/ George Pereira
George Pereira
Chief Financial Officer

Date: August 12, 2013